Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income
Taxable	$ 24,444,643	$ 25,838,773	$ 27,272,465
Tax-exempt	74,697	62,721	91,294
Securities
Taxable	2,010,014	2,266,719	4,082,639
Tax-exempt	978,886	1,395,143	1,063,190
Other	740	260	81,562
Total interest income	27,508,980	29,563,616	32,591,150
Interest Expense
Deposits	3,981,876	5,123,015	6,525,942
Notes payable	96,135	116,198	132,116
Repurchase Agreements	912,047	1,731,227	1,733,668
Federal funds purchased	58	3,990	2,827
Federal Home Loan Bank advances	402,251	1,093,659	1,624,700
Trust preferred securities	1,405,714	1,533,806	1,573,293
Total interest expense	6,798,081	9,601,895	11,592,546
Net Interest Income	20,710,899	19,961,721	20,998,604
Provision for Loan Losses
Provision for loan losses - Bank Only	1,993,688	7,587,603	5,738,098
Provision for loan losses - RDSI	0	3,000,000	0
Total provision for loan losses	1,993,688	10,587,603	5,738,098
Net Interest Income After Provision for Loan Losses	18,717,211	9,374,118	15,260,506
Non-interest Income
Data service fees	3,629,589	9,736,416	18,859,701
Trust fees	2,616,494	2,547,699	2,508,723
Customer service fees	2,531,363	2,460,733	2,607,985
Gain on sale of mortgage loans and OMSR's	3,620,101	4,493,671	3,213,089
Mortgage loan servicing fees, net	(969,524)	276,568	83,959
Gain on sale of non-mortgage loans	207,634	307,141	141,565
Net gains on sales of securities	1,871,387	450,885	960,320
Investment securities recoveries	0	73,774	0
Loss on sale of assets	(333,288)	(199,903)	(134,732)
Other	683,619	671,839	1,063,987
Total non-interest income	13,857,375	20,818,823	29,304,597
Non-interest Expense
Salaries and employee benefits	14,174,020	17,932,196	21,034,671
Net occupancy expense	2,112,716	2,100,958	2,227,452
FDIC Insurance Expense	908,310	1,137,615	1,131,550
Equipment expense	2,827,192	6,433,537	7,463,352
Fixed asset and software impairment expense	608,585	4,892,231	0
Data processing fees	624,522	743,538	609,876
Professional fees	1,920,263	2,545,552	2,891,607
Marketing expense	327,803	455,967	857,727
Printing and office supplies	332,808	453,702	601,626
Telephone and communications	580,376	1,191,497	1,622,077
Postage and delivery expense	1,098,634	1,748,545	2,079,463
Insurance expense	88,377	71,791	91,086
Employee expense	524,433	818,375	1,151,438
Other intangible amortization expense	736,583	800,747	858,423
Goodwill impairment	380,748	4,680,960	0
Other intangibles impairment	0	1,591,844	0
FHLB/Repo, prepayment penalty	1,083,106	0	0
OREO impairment	214,200	971,517	0
State, local and other taxes	457,026	543,673	724,546
Other	1,252,956	3,194,201	1,498,106
Total non-interest expense	30,252,658	52,308,446	44,843,000
Income (Loss) Before Income Tax	2,321,928	(22,115,505)	(277,897)
Provision (Credit) for Income Taxes	658,029	(6,502,295)	(660,388)
Net Income (Loss)	$ 1,663,899	$ (15,613,210)	$ 382,491
Basic Earnings (Loss) Per Share (in dollars per share)	$ 0.34	$ (3.21)	$ 0.07
Diluted Earnings (Loss) Per Share (in dollars per share)	$ 0.34	$ (3.21)	$ 0.07